Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	$ 1,841	$ 2,091
Acquisitions	(27)	6
Transfer to assets held for sale		(53)
Translation and other, net	19	2
Ending balance	1,224	1,841
Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(609)	(145)
Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(60)
Goodwill and Other Identifiable Intangible Assets [Member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	1,407	1,620
Acquisitions	4	6
Transfer to assets held for sale		(54)
Translation and other, net	24	(14)
Ending balance	979	1,407
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(456)	(132)
Goodwill and Other Identifiable Intangible Assets [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(19)
Computer Software, Computer Hardware and Other Property [Member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	(100)	(111)
Acquisitions	(31)
Transfer to assets held for sale		1
Translation and other, net	(3)	12
Ending balance	(114)	(100)
Computer Software, Computer Hardware and Other Property [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	20
Computer Software, Computer Hardware and Other Property [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(2)
Other [Member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	534	582
Translation and other, net	(2)	4
Ending balance	359	534
Other [Member] | Continuing operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	$ (173)	(13)
Other [Member] | Discontinued operations [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		$ (39)